Financing Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Summary of Proceeds Received from Financial Transactions

During the years ended December 31, 2014, 2013, and 2012, the Company’s publicly traded subsidiaries, Teekay Tankers, Teekay Offshore and Teekay LNG, completed the following public offerings and equity placements:

	Total Proceeds Received $	Less: Teekay Corporation Portion $(1)	Offering Expenses $	Net Proceeds Received $
2014
Teekay Offshore Continuous Offering Program	7,784	(156)	(153)	7,475
Teekay Offshore Direct Equity Placement	178,569	(3,571)	(75)	174,923
Teekay LNG Public Offering	140,784	(2,816)	(299)	137,669
Teekay LNG Continuous Offering Program	42,556	(851)	(901)	40,804
Teekay Tankers Public Offering	116,000	(20,000)	(4,810)	91,190
2013
Teekay Offshore Direct Equity Placements	115,688	(2,314)	(188)	113,186
Teekay Offshore Preferred Units Offering	150,000	—	(5,200)	144,800
Teekay Offshore Continuous Offering Program	2,819	(59)	(449)	2,311
Teekay LNG Continuous Offering Program	5,383	(107)	(457)	4,819
Teekay LNG Direct Equity Placement	40,816	(816)	(40)	39,960
Teekay LNG Public Offering	150,040	(3,001)	(5,222)	141,817
2012
Teekay Offshore Public Offerings	219,474	(4,389)	(8,164)	206,921
Teekay Offshore Direct Equity Placement	45,919	(919)	—	45,000
Teekay Tankers Public Offerings	69,000	—	(3,229)	65,771
Teekay LNG Public Offering	189,243	(3,784)	(6,927)	178,532

(1)	Consists of the portion Teekay subscribed for in the public offering or equity placement.